Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | Amazon.com Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Class A | Alphabet Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Class A | Citigroup Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Class A | Expedia Group Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class A | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class A | Meta Platforms Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class A | General Motors Co. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Class A | IAC, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class A | OneMain Holdings Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(5.10%)
Class C | Amazon.com Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Class C | Alphabet Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Class C | Citigroup Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Class C | Expedia Group Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class C | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class C | Meta Platforms Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class C | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class C | General Motors Co. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Class C | IAC, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class C | OneMain Holdings Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
Class C | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(5.10%)
Class FI | Amazon.com Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Class FI | Alphabet Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Class FI | Citigroup Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Class FI | Expedia Group Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class FI | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class FI | Meta Platforms Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class FI | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class FI | General Motors Co. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Class FI | IAC, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class FI | OneMain Holdings Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Class FI | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
Class FI | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
Class FI | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
Class FI | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
Class FI | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Class FI | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Class FI | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class FI | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(5.10%)
Class I | Amazon.com Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Class I | Alphabet Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Class I | Citigroup Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Class I | Expedia Group Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class I | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class I | Meta Platforms Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class I | General Motors Co. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Class I | IAC, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class I | OneMain Holdings Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(5.10%)
Class IS | Amazon.com Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Class IS | Alphabet Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Class IS | Citigroup Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Class IS | Expedia Group Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class IS | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class IS | Meta Platforms Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class IS | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class IS | General Motors Co. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Class IS | IAC, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class IS | OneMain Holdings Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Class IS | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
Class IS | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
Class IS | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
Class IS | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
Class IS | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Class IS | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Class IS | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class IS | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(5.10%)
Class R | Amazon.com Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Class R | Alphabet Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Class R | Citigroup Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Class R | Expedia Group Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class R | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class R | Meta Platforms Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class R | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class R | General Motors Co. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Class R | IAC, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class R | OneMain Holdings Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Class R | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
Class R | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
Class R | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
Class R | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Class R | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Class R | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Class R | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(5.10%)